Transactions with Related Parties - Seacommercial (Details) (Seacommercial Shipping Services S.A.)	0 Months Ended
Jan. 02, 2015
Seacommercial Shipping Services S.A.
Related Party Transaction [Line Items]
Charter hire commission payable to the management company	1.25%
Commission rate payable to the management company for the purchase, sale and construction of vessels	1.00%